Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Payables
Accrued Expenses and Other Payables

12.       Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Payroll and welfare payables	19,257,320	19,056,799	2,747,124
VAT and other tax payables	27,340,316	25,633,805	3,695,229
Accrued fixed assets purchases	2,121,712	—	—
Other payables and accruals	4,277,122	2,923,551	421,443
Accrued bonds’ interest expenses (note 14)	27,205,456	—	—

Total accrued expenses and other payables	80,201,926	47,614,155	6,863,796